LAND USE RIGHTS, NET (Details)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Land use rights [Member]
LAND USE RIGHTS, NET [Abstract]
Land use rights		406,639,529	386,909,459
Less: accumulated amortization		(34,707,379)	(27,824,516)
Land use rights, net	59,944,581	371,932,150	359,084,943
Amortization of land use rights	1,109,316	6,882,863	6,664,272	6,546,151
Estimated future amortization expense		7,569,831
Land use rights pledged		255,885,578
Finite-Lived Intangible Assets [Line Items]
Intangible asset, useful life, minimum					20 years
Intangible asset, useful life, maximum					70 years